Supplement to the

Fidelity® Variable Insurance Products
Consumer Industries Portfolio, Cyclical Industries Portfolio,
Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio,
Technology Portfolio, and Telecommunications & Utilities Growth Portfolio

Funds of Variable Insurance Products Fund IV

Initial Class

April 30, 2006

STATEMENT OF ADDITIONAL INFORMATION

A special meeting of Variable Insurance Products Fund IV shareholders was held in September 2006. Shareholders approved certain fundamental policy changes. Those changes as well as other changes including fund name changes took effect October 1, 2006.

The following funds have been renamed and references to the former name are replaced with the new name as appropriate.

VIP Consumer Industries Portfolio was renamed VIP Consumer Discretionary Portfolio.

VIP Cyclical Industries Portfolio was renamed VIP Industrials Portfolio.

VIP Natural Resources Portfolio was renamed VIP Energy Portfolio.

VIP Telecommunications & Utilities Growth Portfolio was renamed VIP Utilities Portfolio.

The following information replaces similar information under the heading "Concentration" found in the "Investment Policies and Limitations" section beginning on page 2:

For VIP Consumer Discretionary Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the consumer discretionary industries.

For VIP Industrials Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the industrials industries.

For VIP Energy Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the energy industries.

For VIP Utilities Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in utilities industries.

The following information supplements the similar information found in the "Management Contracts" section beginning on page 36.

John Roth no longer serves as a portfolio manager of VIP Consumer Discretionary Portfolio.

The following table provides information relating to other accounts managed by Martin Zinny as of July 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 878	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Consumer Discretionary ($9 (in millions) assets managed).

As of July 31, 2006, the dollar range of shares of VIP Consumer Discretionary beneficially owned by Mr. Zinny was none.

VIPFCB-07-01 February 16, 2007
1.782383.110

Matthew Friedman no longer serves as a portfolio manager of VIP Energy Portfolio.

The following table provides information relating to other accounts managed by John Dowd as of May 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,452	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Energy ($492 (in millions) assets managed).

As of May 31, 2006, the dollar range of shares of VIP Energy beneficially owned by Mr. Dowd was none.

Harlan Carere no longer serves as a portfolio manager of VIP Health Care Portfolio.

The following table provides information relating to other accounts managed by Aaron Cooper as of August 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,704	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Health Care ($91 (in millions) assets managed).

As of August 31, 2006, the dollar range of shares of VIP Health Care beneficially owned by Mr. Cooper was none.

Brian Younger no longer serves as a portfolio manager of VIP Utilities Portfolio.

The following table provides information relating to other accounts managed by Douglas Simmons as of October 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,854	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,657	none	none

* Includes VIP Utilities ($78 (in millions) assets managed).

As of October 31, 2006, the dollar range of shares of VIP Utilities beneficially owned by Mr. Simmons was none.

Supplement to the

Fidelity® Variable Insurance Products
Consumer Industries Portfolio, Cyclical Industries Portfolio,
Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio,
Technology Portfolio, and Telecommunications & Utilities Growth Portfolio

Funds of Variable Insurance Products Fund IV

Investor Class

April 30, 2006

STATEMENT OF ADDITIONAL INFORMATION

A special meeting of Variable Insurance Products Fund IV shareholders was held in September 2006. Shareholders approved certain fundamental policy changes. Those changes as well as other changes including fund name changes took effect October 1, 2006.

The following funds have been renamed and references to the former name are replaced with the new name as appropriate.

VIP Consumer Industries Portfolio was renamed VIP Consumer Discretionary Portfolio.

VIP Cyclical Industries Portfolio was renamed VIP Industrials Portfolio.

VIP Natural Resources Portfolio was renamed VIP Energy Portfolio.

VIP Telecommunications & Utilities Growth Portfolio was renamed VIP Utilities Portfolio.

The following information replaces similar information under the heading "Concentration" found in the "Investment Policies and Limitations" section beginning on page 2.

For VIP Consumer Discretionary Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the consumer discretionary industries.

For VIP Industrials Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the industrials industries.

For VIP Energy Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the energy industries.

For VIP Utilities Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in utilities industries.

The following information supplements the similar information found in the "Management Contracts" section beginning on page 38.

John Roth no longer serves as a portfolio manager of VIP Consumer Discretionary Portfolio.

The following table provides information relating to other accounts managed by Martin Zinny as of July 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 878	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Consumer Discretionary ($9 (in millions) assets managed).

As of July 31, 2006, the dollar range of shares of VIP Consumer Discretionary beneficially owned by Mr. Zinny was none.

VIPINVFB-07-01 February 16, 2007
1.827184.104

Matthew Friedman no longer serves as a portfolio manager of VIP Energy Portfolio.

The following table provides information relating to other accounts managed by John Dowd as of May 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,452	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Energy ($492 (in millions) assets managed).

As of May 31, 2006, the dollar range of shares of VIP Energy beneficially owned by Mr. Dowd was none.

Harlan Carere no longer serves as a portfolio manager of VIP Health Care Portfolio.

The following table provides information relating to other accounts managed by Aaron Cooper as of August 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,704	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Health Care ($91 (in millions) assets managed).

As of August 31, 2006, the dollar range of shares of VIP Health Care beneficially owned by Mr. Cooper was none.

Brian Younger no longer serves as a portfolio manager of VIP Utilities Portfolio.

The following table provides information relating to other accounts managed by Douglas Simmons as of October 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,854	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,657	none	none

* Includes VIP Utilities ($78 (in millions) assets managed).

As of October 31, 2006, the dollar range of shares of VIP Utilities beneficially owned by Mr. Simmons was none.